Discontinued operations - Summary of Net Cash Flows from Discontinued Operations as Follows (Detail) - Elga Coal Complex [member] - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020 [1]	Dec. 31, 2019	Dec. 31, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Operating	₽ 1,102	₽ 2,668	₽ 4,541
Investing	(182)	(867)	(1,438)
Financing	(906)	(1,800)	(3,305)
Net cash inflow (outflow)	₽ 14	₽ 1	₽ (202)

[1]	Represents operations for the period of January 1 – April 21, 2020.